Segment Information - Additional Information (Detail) - Sales Revenue Segment - Product Concentration Risk	12 Months Ended
Dec. 31, 2016
U.S.
Segment Reporting Information [Line Items]
Percentage of net sales by segment	86.00%
International
Segment Reporting Information [Line Items]
Percentage of net sales by segment	14.00%